Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2014
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Mainland China Contribution Plan Disclosure

18. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total amounts charged to the statements of operations and comprehensive loss for such employee benefits were $1,609,711, $1,816,719 and $1,059,305 for the years ended December 31, 2012, 2013 and 2014, respectively.